Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other payables
Trade and other payables

24.Trade and other payables

Trade and other payables comprise trade payables of €16,555 (2022: €16,731). Other payables mainly comprise payroll and employee related liabilities for withholding taxes and social security contributions of €2,307 (2022: €2,203) and payables due to employees for unused holidays and other accruals. Other payables are normally settled within 30 days.